Summary of Significant Accounting Policies - Additional Information (Detail) $ in Thousands	1 Months Ended		3 Months Ended		9 Months Ended		11 Months Ended		12 Months Ended
	Aug. 14, 2015 USD ($)	Aug. 14, 2013 USD ($) Customer shares	Mar. 31, 2016 USD ($)	Mar. 31, 2015 USD ($)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 USD ($)	Jun. 30, 2015 USD ($) Customer	Jun. 30, 2014 USD ($) shares	Jun. 30, 2015 USD ($) Customer shares	Jun. 30, 2013 USD ($) Customer
Summary Of Significant Accounting Policies [Line Items]
Foreign currency transaction gains (losses)			$ (510)	$ 9,259	$ (3,850)	$ 13,835		$ 777	$ 12,171
Restricted cash							$ 1,985	2,425	1,985
Allowance for doubtful accounts							2,932	2,689	2,932
Depreciation expense					55,825	58,085		41,831	78,035
Amortization of deferred financing costs charged to interest expense					(3,102)	(3,350)		478	871
Impairment loss related to equity method investments								1,006
Investments in unconsolidated entities							$ 0	50	0
Change in fair value of derivative instrument			$ (752)	$ (129)	$ (935)	$ (3,777)		391	(2,307)
Advertising costs								$ 585	$ 828
Stock Compensation Plan
Summary Of Significant Accounting Policies [Line Items]
Stock options and unvested restricted stock units excluded from diluted earning (loss) per common share | shares								1,992,000	0
Other income (expense), net | Interest Rate Swap
Summary Of Significant Accounting Policies [Line Items]
Change in fair value of derivative instrument									$ (1,918)
Selling, general and administrative expenses | Forward Exchange Contracts
Summary Of Significant Accounting Policies [Line Items]
Change in fair value of derivative instrument									$ (124)
Customer Concentration Risk | Net sales
Summary Of Significant Accounting Policies [Line Items]
Number of customers accounted for more than 10% | Customer							0		0
Customer Concentration Risk | Accounts receivable
Summary Of Significant Accounting Policies [Line Items]
Number of customers accounted for more than 10% | Customer							0		0
Other Assets [Member]
Summary Of Significant Accounting Policies [Line Items]
Available-for-sale securities							$ 253	$ 238	$ 253
Predecessor
Summary Of Significant Accounting Policies [Line Items]
Foreign currency transaction gains (losses)	$ 364	$ 364								$ (220)
Depreciation expense		2,824								27,457
Amortization of deferred financing costs charged to interest expense		279								1,906
Impairment loss related to cost method investment										1,000
Impairment loss on available-for-sale security										1,112
Advertising costs		$ 28								$ 122
Predecessor | Stock Compensation Plan
Summary Of Significant Accounting Policies [Line Items]
Stock options and unvested restricted stock units excluded from diluted earning (loss) per common share | shares		9,810
Predecessor | Other income (expense), net | Interest Rate Swap
Summary Of Significant Accounting Policies [Line Items]
Change in fair value of derivative instrument								391
Predecessor | Selling, general and administrative expenses | Forward Exchange Contracts
Summary Of Significant Accounting Policies [Line Items]
Change in fair value of derivative instrument								$ 157
Predecessor | Customer Concentration Risk | Net sales
Summary Of Significant Accounting Policies [Line Items]
Concentration risk, percentage		11.00%								12.00%
Number of customers accounted for more than 10% | Customer		1								1